Investments in associates and joint ventures (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates [Line Items]
Revenue	$ 1,167,381	$ 1,274,378	$ 1,068,791
Net income from continued operations	(11,654)	64,435	(327,814)
Share in results	(1,144)	13,207	(365,321)
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Revenue	225,447	203,790	198,873
Adjustments to conform to the accounting policies	1,837	2,265	1,790
Net income, adjusted	27,421	53,052	58,646
Share in results	$ 10,994	$ 21,271	$ 23,514